UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Hillhouse Capital Management, Ltd.

Address:   Intertrust Corporate Services (Cayman Limited)
           190 Elgin Avenue
           George Town
           Grand Cayman
           Cayman Islands, KY1-9005


Form 13F File Number: 28-14183


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Richard A. Hornung
Title:  General Counsel and Chief Compliance Officer
Phone:  852-2179-1977

Signature,  Place,  and  Date  of  Signing:

/s/ Richard A. Hornung             Singapore                          5/15/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              18

Form 13F Information Table Value Total:  $      689,686
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AIRMEDIA GROUP INC           SPONSORED ADR    009411109      269   150,460 SH       SOLE       0          150,460      0    0
BITAUTO HLDGS LTD            SPONSORED ADS    091727107    5,084   513,550 SH       SOLE       0          513,550      0    0
BONA FILM GROUP LTD          SPONSORED ADS    09777B107    2,300   500,000 SH       SOLE       0          500,000      0    0
CHINA LODGING GROUP LTD      SPONSORED ADR    16949N109    3,619   219,878 SH       SOLE       0          219,878      0    0
CHINA MING YANG WIND PWR GRO SPONSORED ADR    16951C108    3,658 3,153,414 SH       SOLE       0        3,153,414      0    0
CTRIP COM INTL LTD           AMERICAN DEP SHS 22943F100   79,960 3,739,966 SH       SOLE       0        3,739,966      0    0
FOCUS MEDIA HLDG LTD         SPONSORED ADR    34415V109  103,436 3,858,122 SH       SOLE       0        3,858,122      0    0
JIAYUAN COM INTL LTD         SPONSORED ADR    477374102    2,290   453,505 SH       SOLE       0          453,505      0    0
MONDELEZ INTL INC            CL A             609207105  272,384 8,897,087 SH       SOLE       0        8,897,087      0    0
MORGAN STANLEY CHINA A SH FD COM              617468103    3,298   139,696 SH       SOLE       0          139,696      0    0
NEW ORIENTAL ED & TECH GRP I SPON ADR         647581107   23,535 1,307,497 SH       SOLE       0        1,307,497      0    0
PACTERA TECHNOLOGY INTL LTD  SPONSORED ADR    695255109   19,288 3,004,369 SH       SOLE       0        3,004,369      0    0
PHOENIX NEW MEDIA LTD        SPONSORED ADS    71910C103      522   125,497 SH       SOLE       0          125,497      0    0
SOHU COM INC                 COM              83408W103   54,459 1,097,743 SH       SOLE       0        1,097,743      0    0
SYSWIN INC                   SPONSORED ADR    872058102    1,176   573,500 SH       SOLE       0          573,500      0    0
YY INC                       ADS REPCOM CLA   98426T106    1,699   100,510 SH       SOLE       0          100,510      0    0
YAHOO INC                    COM              984332106   27,264 1,158,732 SH       SOLE       0        1,158,732      0    0
YOUKU TUDOU INC              SPONSORED ADR    98742U100   85,445 5,095,115 SH       SOLE       0        5,095,115      0    0


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